Document and Entity Information	Aug. 11, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 11, 2023
Registrant Name	Variable Insurance Products Fund IV
Central Index Key	0000720318
Investment Company Type	N-1A
Amendment Flag	false